Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes [Line Items]
Effective income tax rate	40.60%	15.70%	19.00%
Valuation allowance	$ (23,168,000)	$ (20,309,000)
Change of valuation allowance	2,900,000
Estimated federal and state net operating loss carry-forwards	110,700,000
Federal net operating losses	5,400,000
Foreign net operating loss carry-forwards	85,100,000
Foreign net operating loss carry-forwards incurred by subsidiaries	25,100,000
Established valuation allowance	3,700,000
State tax credit carry-forwards	7,500,000
Acquired state tax credits	1,500,000
Unrecognized tax benefit	56,934,000	46,846,000	51,332,000	47,477,000
Unrecognized tax benefits that would impact effective tax rate if recognized	39,300,000
Unrecognized tax benefits that would impact deferred tax assets and long term income taxes payable or valuation allowances if recognized	17,600,000
Tax-related interest and penalties	5,200,000	4,300,000
Gross undistributed earnings of our foreign subsidiaries	333,100,000
Net operating loss carryforwards expiration year	2011
Realized net tax benefits from stock-based compensation	$ 6,974,000
Material change in unrecognized tax benefits	we do not anticipate that there will be any significant change in the unrecognized tax benefits within the next twelve months
Minimum [Member]
Income Taxes [Line Items]
Tax carry forward expiration date	2018